Other financial assets, Non-current	12 Months Ended
Mar. 31, 2023
Other Financial Assets Non-current
Other financial assets, Non-current

22 Other financial assets, Non-current

	March 31,
	2022	2023
Security deposits	48,320	49,864
Total	48,320	49,864

Security deposit represents fair value at initial recognition of amount paid to landlord for the leased premises. Subsequently, such amounts are measured at amortised cost. As on March 31, 2023, remaining tenure for security deposits ranges from 1 to 5.5 years.